EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information to the Prospectus dated May 1, 2017 for the EQ/PIMCO Global Real Return Portfolio, filed with the Securities and Exchange Commission on May 4, 2017 (Accession No. 0001193125-17-156554).